CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Total CNY (¥)	Share capital CNY (¥)	Share premium CNY (¥)	Other capital reserves CNY (¥)	Statutory surplus reserve CNY (¥)	Special reserve CNY (¥)	Gain on available-for-sale financial assets CNY (¥)	Other equity instruments CNY (¥)	Foreign currency translation reserve CNY (¥)	Retained earnings (Accumulated losses) CNY (¥)	Non-controlling interests CNY (¥)	USD ($)	CNY (¥)
At January 1, at Dec. 31, 2014	¥ 29,473,803	¥ 13,524,488	¥ 14,059,029	¥ 932,588	¥ 5,867,557	¥ 187,858			¥ (187,299)	¥ (4,910,418)	¥ 11,832,257		¥ 41,306,060
Add: Adjustment due to business combinations under common control	113,563		208,310							(94,747)			113,563
At December 31, at Jan. 01, 2015	29,587,366	13,524,488	14,267,339	932,588	5,867,557	187,858			(187,299)	(5,005,165)	11,832,257		41,419,623
At January 1, at Dec. 31, 2014	29,473,803	13,524,488	14,059,029	932,588	5,867,557	187,858			(187,299)	(4,910,418)	11,832,257		41,306,060
Profit for the year	129,511									129,511	218,391		347,902
Other comprehensive income for the year
Gain on available-for-sale financial assets	57,940						¥ 57,940						57,940
Transfer out of share of other comprehensive income of an associate	4,658						4,658						4,658
Exchange differences on translation of foreign operations	499,837								499,837				499,837
Total comprehensive income for the year	691,946						62,598		499,837	129,511	218,391		910,337
Issuance of A shares	7,897,472	1,379,310	6,518,162										7,897,472
Business combinations under common control	(37,662)		(37,662)										(37,662)
Disposal of subsidiaries	(5,405)					(5,405)					5,686		281
Dividends distribution by subsidiaries to non-controlling shareholders											(65,853)		(65,853)
Issuance of perpetual medium-term notes	2,000,000							¥ 2,000,000					2,000,000
Capital injection from non-controlling shareholders											261,000		261,000
Other appropriations	(80,364)					(80,364)					(16,081)		(96,445)
Share of reserves of joint ventures and associates	11,878					11,878							11,878
Partial disposal of Jiaozuo Wangfang	(13,949)					(13,949)							(13,949)
Other equity instruments' distribution								19,288		(19,288)	(297,766)		(297,766)
At December 31, at Dec. 31, 2015	40,051,282	14,903,798	20,747,839	932,588	5,867,557	100,018	62,598	2,019,288	312,538	(4,894,942)	11,937,634		51,988,916
At January 1, at Dec. 31, 2015	39,955,892	14,903,798	20,539,529	932,588	5,867,557	99,080	62,598	2,019,288	312,538	(4,781,084)	11,937,634		51,893,526
Add: Adjustment due to business combinations under common control	95,390		208,310			938				(113,858)			95,390
At December 31, at Jan. 01, 2016	40,051,282	14,903,798	20,747,839	932,588	5,867,557	100,018	62,598	2,019,288	312,538	(4,894,942)	11,937,634		51,988,916
At January 1, at Dec. 31, 2015	39,955,892	14,903,798	20,539,529	932,588	5,867,557	99,080	62,598	2,019,288	312,538	(4,781,084)	11,937,634		51,893,526
At January 1, at Dec. 31, 2015	40,051,282	14,903,798	20,747,839	932,588	5,867,557	100,018	62,598	2,019,288	312,538	(4,894,942)	11,937,634		51,988,916
Profit for the year	368,412									368,412	852,961		1,221,373
Other comprehensive income for the year
Gain on available-for-sale financial assets	90,815						90,815						90,815
Disposal of available-for-sale financial assets, net of tax	(102,854)						(102,854)						(102,854)
Transfer out of share of other comprehensive income of an associate	(4,658)						(4,658)						(4,658)
Exchange differences on translation of foreign operations	657,531								657,531				657,531
Total comprehensive income for the year	1,009,246						(16,697)		657,531	368,412	852,961		1,862,207
Release of deferred government subsidies	20,290			20,290									20,290
Business combinations under common control	(3,010,627)		(3,010,627)										(3,010,627)
Dividends distribution by subsidiaries to non-controlling shareholders											(8,941)		(8,941)
Issuance of senior perpetual securities											3,513,068		3,513,068
Capital injection from non-controlling shareholders	176,615		176,615								1,661,925		1,838,540
Other appropriations	22,523					22,523					(13,375)		9,148
Share of reserves of joint ventures and associates	8,969					8,969							8,969
Other equity instruments' distribution	(110,000)									(110,000)	(324,762)		(434,762)
At December 31, at Dec. 31, 2016	38,168,298	14,903,798	17,913,827	952,878	5,867,557	131,510	45,901	2,019,288	970,069	(4,636,530)	17,618,510		55,786,808
Equity other information
Other reserves													27,901,030
At January 1, at Dec. 31, 2016	38,107,649	14,903,798	17,705,517	952,878	5,867,557	131,231	45,901	2,019,288	970,069	(4,488,590)	17,479,840		55,587,489
Add: Adjustment due to business combinations under common control	60,649		208,310			279				(147,940)	138,670		199,319
At December 31, at Jan. 01, 2017	38,168,298	14,903,798	17,913,827	952,878	5,867,557	131,510	45,901	2,019,288	970,069	(4,636,530)	17,618,510		55,786,808
At January 1, at Dec. 31, 2016	38,107,649	14,903,798	17,705,517	952,878	5,867,557	131,231	45,901	2,019,288	970,069	(4,488,590)	17,479,840		55,587,489
At January 1, at Dec. 31, 2016	38,168,298	14,903,798	17,913,827	952,878	5,867,557	131,510	45,901	2,019,288	970,069	(4,636,530)	17,618,510		55,786,808
Profit for the year	1,378,435									1,378,435	985,514	$ 363,332	2,363,949
Other comprehensive income for the year
Changes in fair value of available-for-sale financial assets, net of tax	(4,758)						(4,758)						(4,758)
Disposal of available-for-sale financial assets, net of tax	(34,307)						(34,307)						(34,307)
Exchange differences on translation of foreign operations	(634,793)								(634,793)				(634,793)
Total comprehensive income for the year	704,577						(39,065)		(634,793)	1,378,435	985,514	259,762	1,690,091
Business combinations under common control	(242,564)		(242,564)										(242,564)
Disposal of subsidiaries	(6,149)					(6,149)					6,929		780
Disposal of equity interest in subsidiaries without loss of control	38,189		38,189								(38,189)
Deemed disposal of a subsidiary											(96,568)		(96,568)
Dividends distribution by subsidiaries to non-controlling shareholders											(311,911)		(311,911)
Capital injection from non-controlling shareholders	1,887,824		1,887,824								10,829,937		12,717,761
Acquisition of non-controlling interests	(980,725)		(980,725)								(432,564)		(1,413,289)
Acquisition of a subsidiary											416,353		416,353
Other appropriations	22,696					22,696					34,033		56,729
Share of reserves of joint ventures and associates	(3,696)					(3,696)							(3,696)
Repayment of senior perpetual securities											(2,584,682)		(2,584,682)
Other equity instruments' distribution	(110,000)									(110,000)	(391,933)		(501,933)
At December 31, at Dec. 31, 2017	¥ 39,478,450	¥ 14,903,798	¥ 18,616,551	¥ 952,878	¥ 5,867,557	¥ 144,361	¥ 6,836	¥ 2,019,288	¥ 335,276	¥ (3,368,095)	¥ 26,035,429	10,069,299	65,513,879
Equity other information
Other reserves												$ 4,294,722	¥ 27,942,747